Private Placement - Additional Information (Detail) - USD ($)				3 Months Ended	5 Months Ended	12 Months Ended
	Nov. 16, 2021	May 18, 2021	Nov. 19, 2020	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
ZANITE ACQUISITION CORP [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued price per warrant			$ 10.1
Realized gain on partial settlement of forward contract		$ 483,000
ZANITE ACQUISITION CORP [Member] | Private Placement Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued during the period				9,650,000	9,650,000	9,650,000
Class of warrant or right, expense recognized				$ 3,088,000		$ 3,088,000
Class of warrants or rights issued				14,250,000		14,250,000
ZANITE ACQUISITION CORP [Member] | Forward Contract for Derivative Liability [Member]
Subsidiary, Sale of Stock [Line Items]
Forward contract derivative liability expenses recognized for initial recognition				$ 1,104,000		$ 1,104,000
ZANITE ACQUISITION CORP [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants			10		$ 11.5
ZANITE ACQUISITION CORP [Member] | Sponsor [Member] | Private Placement Warrant [Member] | Additional Warrants Issuable for Each Six Month Extension of Business Combination [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from warrants issued	$ 2,300,000
Warrants issued during the period	2,300,000
Class of warrants or rights subscribed but not issued		2,300,000
Class of warrants or rights subscribed but not issued value				$ 2,300,000
Private Placement [Member] | Sponsor [Member] | Additional Warrants Issuable for Each Six Month Extension of Business Combination [Member]
Subsidiary, Sale of Stock [Line Items]
Realized gain on partial settlement of forward contract		$ 207,000
Private Placement [Member] | ZANITE ACQUISITION CORP [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued price per warrant			$ 1		$ 1
Proceeds from warrants issued			$ 9,650,000
Warrants issued during the period			9,650,000
Private Placement [Member] | ZANITE ACQUISITION CORP [Member] | Sponsor [Member] | Additional Warrants Issuable for Each Six Month Extension of Business Combination [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued price per warrant				$ 1		$ 1
Proceeds from warrants issued	$ 2,300,000	$ 2,300,000
Warrants issued during the period	2,300,000	2,300,000
Class of warrants or rights subscribed but not issued				2,300,000		2,300,000
Class of warrants or rights subscribed but not issued value		$ 2,300,000				$ 2,300,000
Realized gain on partial settlement of forward contract	$ 276,000	$ 207,000